Trade Payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE PAYABLES	NOTE 10: TRADE PAYABLES
	December 31,
	2020	2019
Open debt	$781	$1,320

Trade payables are non-interest bearing and are normally settled on up to 90 day terms.